Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets.
Schedule of intangibles

	Goodwill	Customer relationships	Technology and other	Software	Total
	$'m	$'m	$'m	$'m	$'m
Net book value at January 1, 2024	999	352	10	21	1,382
Additions	—	—	10	14	24
Amortization charge	—	(129)	(3)	(8)	(140)
Exchange	(33)	(8)	(1)	(1)	(43)
At December 31, 2024	966	215	16	26	1,223

Cost	966	1,328	57	62	2,413
Accumulated amortization	—	(1,113)	(41)	(36)	(1,190)
Net book value at December 31, 2024	966	215	16	26	1,223

Net book value at January 1, 2025	966	215	16	26	1,223
Additions	—	—	8	4	12
Amortization charge	—	(126)	(3)	(9)	(138)
Exchange	69	11	2	2	84
At December 31, 2025	1,035	100	23	23	1,181

Cost	1,035	1,429	70	70	2,604
Accumulated amortization	—	(1,329)	(47)	(47)	(1,423)
Net book value at December 31, 2025	1,035	100	23	23	1,181

Schedule of allocation of goodwill

	At December 31,
	2025	2024
	$’m	$’m
Europe	596	527
Americas	439	439
Total goodwill	1,035	966